Operating leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the three and nine months ended September 30, 2023 and September 30, 2022 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)
Operating lease costs	11,850	12,164	$37,539	$40,976
Income from sub-leases	(284)	(268)	(845)	(898)
Net operating lease costs	11,566	11,896	$36,694	$40,078

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of September 30, 2023 were as follows:

Minimum rental payments
(in thousands)	September 30, 2023
Year 1	$38,084
Year 2	31,545
Year 3	26,709
Year 4	21,934
Year 5	15,039
Thereafter	35,884
Total future minimum lease payments	169,195
Lease imputed interest	(13,883)
Total	$155,312